UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  December 31, 2011

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
January 30, 2012

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $243,154 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206r102      320 10572.0000SH      SOLE                                 10572.0000
Abbott Laboratories            COM              002824100      702 12491.0000SH      SOLE                                 12491.0000
McDonalds Corp                 COM              580135101     8577 85487.0000SH      SOLE                                 85487.0000
Alerian MLP ETF                COM              00162q866    26589 1599813.0000SH    SOLE                               1599813.0000
Credit Suisse Cushing 30 MLP I COM              22542d852      256 10204.0000SH      SOLE                                 10204.0000
E Tracs Alerian MLP Infrastruc COM              902641646      645 19472.0000SH      SOLE                                 19472.0000
JP Morgan Alerian MLP Index ET COM              46625h365    14896 382238.0000SH     SOLE                                382238.0000
Nuveen Real Estate Income Fund COM              67071B108      123 11828.0000SH      SOLE                                 11828.0000
SPDR DJ Wilshire International COM              78463x863      428 13446.9956SH      SOLE                                 13446.9956
SPDR S&P 500 ETF Trust         COM              78462F103    32786 261244.4575SH     SOLE                                261244.4575
SPDR S&P International Small C COM              78463x871      273 10858.0000SH      SOLE                                 10858.0000
SPDR S&P MidCap 400 ETF Trust  COM              78467y107      900 5645.2224SH       SOLE                                  5645.2224
Vanguard Dividend Appreciation COM              921908844      628 11499.0000SH      SOLE                                 11499.0000
Vanguard FTSE All-World EX-US  COM              922042775    45193 1139802.4036SH    SOLE                               1139802.4036
Vanguard Growth Vipers         COM              922908736      550 8907.6741SH       SOLE                                  8907.6741
Vanguard Large Cap             COM              922908637     9530 166308.9033SH     SOLE                                166308.9033
Vanguard MSCI Emerging Markets COM              922042858    20940 548030.7327SH     SOLE                                548030.7327
Vanguard Mid Cap Value         COM              922908512      420 8130.0000SH       SOLE                                  8130.0000
Vanguard Mid Cap Vipers        COM              922908629     9580 133167.0010SH     SOLE                                133167.0010
Vanguard REIT Vipers           COM              922908553      557 9605.1320SH       SOLE                                  9605.1320
Vanguard S&P 500 ETF           COM              922908413     3984 69343.0000SH      SOLE                                 69343.0000
Vanguard Small Cap             COM              922908751     1752 25153.7557SH      SOLE                                 25153.7557
Vanguard Total Stock Market Vi COM              922908769     6924 107686.3989SH     SOLE                                107686.3989
Vanguard Value                 COM              922908744      698 13293.4207SH      SOLE                                 13293.4207
iShares Barclays US Treasury I COM              464287176      771 6610.7265SH       SOLE                                  6610.7265
iShares DJ US Regional Banks I COM              464288778      233 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      234 5168.0000SH       SOLE                                  5168.0000
iShares MSCI Eafe Index Fund   COM              464287465     4213 85057.2822SH      SOLE                                 85057.2822
iShares MSCI Emerging Markets  COM              464287234     1948 51333.4194SH      SOLE                                 51333.4194
iShares Russell 1000 Growth    COM              464287614     3901 67503.0000SH      SOLE                                 67503.0000
iShares Russell 1000 Index Fun COM              464287622     3122 45007.8690SH      SOLE                                 45007.8690
iShares Russell 1000 Value Ind COM              464287598     3476 54753.2667SH      SOLE                                 54753.2667
iShares Russell 2000 Growth    COM              464287648      436 5176.2857SH       SOLE                                  5176.2857
iShares Russell 2000 Index     COM              464287655     4569 61946.2293SH      SOLE                                 61946.2293
iShares Russell 2000 Value     COM              464287630      361 5492.2997SH       SOLE                                  5492.2997
iShares Russell 3000 Index     COM              464287689      360 4854.0000SH       SOLE                                  4854.0000
iShares Russell Midcap         COM              464287499     8749 88890.2763SH      SOLE                                 88890.2763
iShares Russell Midcap Growth  COM              464287481     8047 146168.7429SH     SOLE                                146168.7429
iShares Russell Midcap Value   COM              464287473     7537 173667.7475SH     SOLE                                173667.7475
iShares Tr S&P 500/Barra Growt COM              464287309      588 8718.0000SH       SOLE                                  8718.0000
iShares Trust S&P 500 Index    COM              464287200     7359 58425.1365SH      SOLE                                 58425.1365